SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Current tax expense	$ 32,266	$ 4,692	$ 50,133	$ 12,734
Deferred tax (recovery)	3,801	(3,628)	2,373	8,036
Income tax expense	$ 36,067	$ 1,064	$ 52,506	$ 20,770